Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Asia Equity Fund

Janus Henderson Balanced Fund

Janus Henderson Contrarian Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Enterprise Fund

Janus Henderson European Focus Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Forty Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Bond Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Government Money Market Fund

Janus Henderson Growth and Income Fund

Janus Henderson High-Yield Fund

Janus Henderson International Managed Volatility Fund

Janus Henderson International Opportunities Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Money Market Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Overseas Fund

Janus Henderson Research Fund

Janus Henderson Short Duration Flexible Bond Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Triton Fund

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson Venture Fund

(the “Funds”)

Supplement dated December 30, 2021

to Currently Effective Statements of Additional Information

Effective January 1, 2022, Bruce L. Koepfgen, President and Chief Executive Officer of Janus Investment Fund (the “Trust”), has resigned from his role with the Trust. In connection with Mr. Koepfgen’s resignation, Michelle Rosenberg has assumed responsibility as Interim President and Chief Executive Officer of the Trust.

Effective January 1, 2022, the statements of additional information (the “SAIs”) for the Funds are amended as follows:

1.	Under the table titled “Officers” in the Trustees and Officers section of the Funds’ SAIs, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Michelle Rosenberg 151 Detroit Street Denver, CO 80206 DOB: 1973	Interim President and Chief Executive Officer	1/22-Present

General Counsel and Corporate Secretary of Janus Henderson Investors (since 2018). Formerly, Senior Vice President and Head of Legal, North America of Janus Henderson Investors (2017-2018) and Deputy General Counsel of Janus Capital Group (2015-2018)

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

2.	The Trustees and Officers section of the Funds’ SAIs has been updated to reflect that Diane L. Wallace is a member of the Trust’s Nominating and Governance Committee.

Effective January 1, 2022, all references to Bruce L. Koepfgen are deleted from the SAIs.

Please retain this Supplement with your records.

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